Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 5,009	$ 4,154	$ 18,097	$ 13,493
Cost of goods sold	3,297	3,063	14,237	17,773
Gross margin	1,712	1,091	3,860	(4,280)
Operating expense:
Research and development	1,261	1,870	6,523	6,265
Selling, general and administrative	8,318	14,981	44,680	48,488
Restructuring	1,762
Total operating expense	11,341	16,851	51,203	54,753
Operating loss	(9,629)	(15,760)	(47,343)	(59,033)
Other income (expense), net:
Interest income			1	3
Interest expense	(6,585)	(5,223)	(16,318)	(7,545)
Change in fair value of derivatives	(593)	443	443	802
Other income				201
Offering and acquisition related costs	(91)	(3,978)	(3,978)
Total other income (expense), net	(7,269)	(8,758)	(19,852)	(6,539)
Loss before income taxes	(16,898)	(24,518)
Income tax expense	0	0	0	0
Net loss	$ (16,898)	$ (24,518)	$ (67,195)	$ (65,572)
Net loss per share of (recapitalized) common shares outstanding-basic and diluted	$ (5.92)	$ 0.00	$ (278.75)	$ 0.00
Weighted average common shares outstanding - basic and diluted	2,854,065	0	241,055	0